RESTRUCTURING CHARGES (Details) (USD $)	12 Months Ended
	Dec. 31, 2014 Employee		Dec. 31, 2013
Restructuring Cost and Reserve [Line Items]
Expected annual savings from restructuring	$ 30,000,000
Headcount reduction due to restructuring	300
Number of employees terminated due to restructuring	100
Savings recognized in restructuring plan	2,600,000
Carrying amount reduction due to asset impairment	35,000,000
Restructuring charge, after tax	73,300,000		22,000,000
Detail of the restructuring costs [Abstract]
Employee separation	17,794,000		18,081,000
Long-lived asset impairment	63,431,000		4,176,000
Gain on asset sales	(602,000)		(3,019,000)
Write-down of inventory	1,914,000		1,840,000
Other Costs	8,013,000	[1]	10,657,000	[2]
Restructuring cost by segment [Abstract]
Continuing Operations	90,550,000		31,735,000
Discontinued Operations	10,998,000
Total Restructuring	101,548,000		31,735,000
Summary of accrual for restructuring and other charges [Abstract]
Balance	6,150,000		0
Restructuring and other costs	101,548,000		31,735,000
Gain on sale of assets	602,000		3,019,000
Cash spent	(15,840,000)		(22,574,000)
Reduction of assets	(75,117,000)		(6,016,000)
Translation adjustment	(1,537,000)		(14,000)
Balance	15,806,000		6,150,000
Minimum [Member]
Restructuring Cost and Reserve [Line Items]
Reduction in manufacturing labor and pre-tax charges	120,000,000
Additional restructuring cost	21,000,000
Maximum [Member]
Restructuring Cost and Reserve [Line Items]
Reduction in manufacturing labor and pre-tax charges	130,000,000
Additional restructuring cost	31,000,000
Employee Separations [Member]
Detail of the restructuring costs [Abstract]
Gain on asset sales	0		0
Restructuring cost by segment [Abstract]
Total Restructuring	18,951,000		18,081,000
Summary of accrual for restructuring and other charges [Abstract]
Balance	4,562,000		0
Restructuring and other costs	18,951,000		18,081,000
Gain on sale of assets	0		0
Cash spent	(7,067,000)		(13,505,000)
Reduction of assets	0		0
Translation adjustment	(1,537,000)		(14,000)
Balance	14,909,000		4,562,000
Asset Related and Other [Member]
Detail of the restructuring costs [Abstract]
Gain on asset sales	(602,000)		(3,019,000)
Restructuring cost by segment [Abstract]
Total Restructuring	82,597,000		13,654,000
Summary of accrual for restructuring and other charges [Abstract]
Balance	1,588,000		0
Restructuring and other costs	82,597,000		13,654,000
Gain on sale of assets	602,000		3,019,000
Cash spent	(8,773,000)		(9,069,000)
Reduction of assets	(75,117,000)		(6,016,000)
Translation adjustment	0		0
Balance	897,000		1,588,000
Selling & Administrative [Member]
Detail of the restructuring costs [Abstract]
Employee separation	17,794,000		18,081,000
Long-lived asset impairment	63,431,000		4,176,000
Gain on asset sales	(602,000)		(3,019,000)
Write-down of inventory	0		0
Other Costs	8,013,000	[1]	10,657,000	[2]
Restructuring cost by segment [Abstract]
Continuing Operations	88,636,000		29,895,000
Summary of accrual for restructuring and other charges [Abstract]
Gain on sale of assets	602,000		3,019,000
Cost of Products Sold [Member]
Detail of the restructuring costs [Abstract]
Employee separation	0		0
Long-lived asset impairment	0		0
Gain on asset sales	0		0
Write-down of inventory	1,914,000		1,840,000
Other Costs	0	[1]	0	[2]
Restructuring cost by segment [Abstract]
Continuing Operations	1,914,000		1,840,000
Summary of accrual for restructuring and other charges [Abstract]
Gain on sale of assets	0		0
Flavors & Fragrances [Member]
Restructuring cost by segment [Abstract]
Continuing Operations	83,871,000		22,284,000
Color [Member]
Restructuring cost by segment [Abstract]
Continuing Operations	0		7,065,000
Corporate & Other [Member]
Restructuring cost by segment [Abstract]
Continuing Operations	6,679,000		2,386,000
Discontinued Operations	10,998,000		0
2014 Proxy Contest [Member]
Detail of the restructuring costs [Abstract]
Other Costs	$ 3,200,000

[1]	Other costs include decommissioning costs, professional services, personnel moving costs, other related costs and 2014 proxy contest costs.
[2]	Other costs include decommissioning costs, professional services, personnel (other than employee separations) and moving related costs.